DIRECTORS' AND SUPERVISORS' REMUNERATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DIRECTORS' AND SUPERVISORS' REMUNERATION
Fees	¥ 579	¥ 683	¥ 780
Basic salaries, housing fund, other allowances and benefits in kind	4,526	3,996	4,665
Pension costs	449	207	513
Total remuneration	¥ 5,554	¥ 4,886	¥ 5,958